Note 21 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Statements of Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Occupancy and equipment	$ 1,904,000	$ 1,621,000
Interest on subordinated debt	520,000	520,000
Other	2,220,000	1,385,000
Total Expenses	27,260,000	21,087,000
Tax effect	(3,054,000)	(2,492,000)
Net Income	7,863,000	6,404,000
Comprehensive Income	7,816,000	6,309,000
Parent Company [Member]
Dividends from subsidiary	0	1,000,000
Interest income		0
Rental income	365,000	314,000
Total Income	365,000	1,314,000
Occupancy and equipment	122,000	110,000
Interest on subordinated debt	520,000	520,000
Other	158,000	156,000
Total Expenses	800,000	786,000
Net Income Before Income Taxes	(435,000)	528,000
Equity in Undistributed Net Income of Subsidiary	8,207,000	5,777,000
Tax effect	91,000	99,000
Net Income	7,863,000	6,404,000
Comprehensive Income	$ 7,816,000	$ 6,309,000